INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Cost of Sales (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Expenses classified by nature and function
Production costs	$ 20,575,044	$ 20,178,605	$ 19,737,047
Cost of sales	155,095,436	184,384,992	263,035,619
Aggregate continuing and discontinued operations [member]
Expenses classified by nature and function
Inventories as of the beginning of the year	82,999,205	110,913,884	111,990,145
Subject to foreclosure	(12,742,121)
Deconsolidation of subsidiary	(4,392,180)
Business combination			4,031,412
Purchases of the year	107,152,833	149,950,181	249,648,267
Production costs	23,541,266	25,177,920	24,672,636
Foreign currency translation	3,011,958	382,092	(1,206,764)
Subtotal	199,570,961	286,424,077	389,135,696
Inventories as of the end of the year	44,475,525	82,999,205	110,913,884
Cost of sales	155,095,436	203,424,872	278,221,812
Discontinued operations
Expenses classified by nature and function
Production costs	$ 2,966,222	4,999,315	4,935,589
Cost of sales		$ 19,039,880	$ 15,186,193